Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents) (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents	$ 1,752	$ 120	[1]
Current Assets Held for Sale
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents	39	34		$ 59	$ 34
Restricted cash and equivalents	$ 1	$ 2
Current Assets Held for Sale | Maximum
Cash Cash Equivalents And Restricted Cash [Line Items]
Restricted cash and equivalents				$ 1	$ 1

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.